UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22243

T. Rowe Price Global Multi-Sector Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2019

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

Global Multi-Sector Bond Fund	November 30, 2019
PRSNX	Investor Class
PRSAX	Advisor Class
PGMSX	I Class

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T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND

HIGHLIGHTS

■	The Global Multi-Sector Bond Fund performed in line with the Bloomberg Barclays Global Aggregate Bond USD Hedged Index and outperformed the Lipper peer group average for the six months ended November 30, 2019.

■	The fund’s duration positioning contributed to performance, but periodically hedging the fund’s exposure to risk in high yield bonds and commercial mortgage-backed securities via index-level credit default swaps offset some gains.

■	At the end of May, we were cautious in our positioning. However, over the past six months, our outlook has grown more positive, and we gradually added to the portfolio’s risk exposure in the latter half of the period.

■	Our outlook is optimistic, as markets appear confident that monetary easing from the key central banks will maintain a friendly environment for risk taking as easier global financial conditions enable economic growth.

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CIO Market Commentary

Dear Shareholder

Global markets recorded solid results in the first half of your fund’s fiscal year, the six-month period ended November 30, 2019. Both stock and bond indexes advanced as the Federal Reserve and other key central banks took action to address a slowing global economy.

In the U.S., the large-cap Dow Jones Industrial Average and S&P 500 Index reached record highs, as did the technology-heavy Nasdaq Composite Index. The smaller-cap benchmarks recorded double-digit gains but remained below their 2018 peaks. At the sector level, technology stocks produced the strongest gains. International stocks generally performed well, although there were pockets of weakness in some emerging markets. The U.S. dollar finished with mixed results versus other currencies, but a relatively strong greenback versus the euro and yen weighed modestly on returns for U.S. investors in European and Japanese securities.

Fixed income securities also produced solid gains during the period—with corporate bonds leading the way—as yields fell. The yield on the 30-year Treasury bond hit a record low in August, falling below the 2% mark for the first time, and the benchmark 10-year Treasury note’s yield dipped to its lowest level since 2016. Outside the U.S., yields on government bonds issued by certain countries were in negative territory. (Bond prices and yields move in opposite directions.)

Worries had grown in May that an escalating trade dispute between the U.S. and China could lead to a recession. However, Fed Chair Jerome Powell sparked a rebound in investor sentiment in early June, at the start of your fund’s fiscal year, with his comments that central bank policymakers were paying close attention to the impact of trade tensions on the economy and would “act as appropriate to sustain the expansion.”

Fed policymakers followed through with quarter-percentage-point rate cuts in July, September, and October and took steps to maintain liquidity in short-term lending markets. Other central banks also acted to address flagging growth. The European Central Bank lowered its benchmark deposit rate deeper into negative territory and announced that it was restarting its quantitative easing program.

The shift in global central bank policies was a marked change from 2018, when there were approximately two interest rate hikes for every cut. In 2019, central bank rate cuts have outnumbered hikes by a more than five-to-one margin and appear to be succeeding in their goal of stimulating economic growth. After contracting earlier in the period, key manufacturing and export indicators showed signs of stabilizing by November, and the Treasury yield curve returned to a more normal positive slope, easing recession fears.

The U.S. economy was sustained by consumer spending and remained relatively strong compared with other developed markets. While corporate earnings experienced a year-over-year decline through the third quarter, slightly more companies than usual surpassed earnings expectations, providing further market support.

Besides monetary policy, investors also closely followed developments in the U.S.-China trade dispute. Stocks suffered their biggest sell-off during the six-month period in early August after President Donald Trump announced that the U.S. would impose a 10% tariff on Chinese imports, and China retaliated with new tariffs of its own. However, investors generally took an optimistic view of trade negotiations, which limited the trade war’s toll on markets.

Looking ahead, we believe that further progress in U.S.-China trade talks will be a key factor in sustaining positive market sentiment. A reduction in trade barriers could help corporate earnings rebound and provide a lift to the manufacturing sector.

Our investment teams will also be closely following the U.S. presidential election, Brexit, and other developments that could influence markets in 2020. In an uncertain environment, with a wide dispersion of returns possible, we believe that in-depth fundamental research will be particularly critical for identifying potential opportunities and risks.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks to provide high income and some capital appreciation.

FUND COMMENTARY

How did the fund perform in the past six months?

The Global Multi-Sector Bond Fund returned 3.70% for the six months ended November 30, 2019. The fund performed in line with the Bloomberg Barclays Global Aggregate Bond USD Hedged Index and outperformed the Lipper Global Income Funds Average. (Results for Advisor and I Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

The fund’s duration management aided performance over the last six months. (Duration measures a bond’s or a bond portfolio’s sensitivity to interest rate changes.) In terms of duration positioning, an overweight duration posture in the U.S. earlier in the period aided returns as Treasury yields declined. Later in the period, we switched to an underweight positioning in U.S. duration, as we believed the Treasury yield curve—which had been inverted because long-term yields fell below short-term yields—had the potential to return to an upward slope and begin steepening with longer-term yields rebounding.

Conversely, an underweight duration posture in the eurozone weighed on returns, as sovereign yields fell across most of the curve.

Exposure to global investment-grade (IG) corporate bonds contributed to fund returns, as narrowing credit spreads helped U.S. and European IG corporate bonds generate solid relative performance. Strong demand, better-than-expected earnings, and periods of progress in U.S.-China trade talks provided a supportive backdrop for IG corporate bonds.

On the other hand, we periodically hedged the fund’s exposure to risk in high yield bonds and commercial mortgage-backed securities (CMBS) via index-level credit default swaps. These credit hedges offset the positive credit returns as high yield issues and CMBS performed well during the reporting period.

In currency management, the fund’s long exposure in the Egyptian pound boosted returns. The government remained committed to its fiscal reform agenda, which aided the high-carry currency. However, long exposure in the Chilean peso detracted, as social unrest and antigovernment protests toward the end of the reporting period weighed on the currency.

The fund maintained material holdings in currency and interest rate derivatives, and these positions had an overall positive effect on performance. We also held credit derivatives as hedges, which offset positive credit returns. We primarily use derivatives for hedging risk or gaining exposure to certain sectors or currencies.

How is the fund positioned?

At the end of May, we were cautious in our positioning. However, over the past six months, our outlook has grown more optimistic, and we gradually added to the portfolio’s risk exposure in the latter half of the period. We shed some of the portfolio’s high-quality duration exposure, as we slowly transition into adding more risk through emerging markets corporate bonds, high yield corporate credit, and floating rate bank loans.

We also have moved some corporate exposure into securitized debt, which has benefited from consumer deleveraging and more robust structuring and should provide some protection against a rise in government bond yields due to its shorter-duration profile. Overall, we prefer bank loans, followed by emerging markets corporates, developed market high yield bonds, and investment-grade corporates.

Following a similar theme of adding to the fund’s risk budget, we trimmed exposure to the Japanese yen and rotated into the Israeli shekel. From a fundamental perspective, our research analyst believed the Israeli shekel was poised for appreciation given technical support from global bond index inclusion. Additionally, the nation’s developing natural gas industry should be positive for the currency.

What is portfolio management’s outlook?

Our outlook for the coming months remains optimistic, as markets appear confident that monetary easing from the Fed, the European Central Bank (ECB), and China will maintain a friendly environment for risk taking as easier global financial conditions enable economic growth. While there had been a marked discrepancy in risk markets and core bond markets, global economic data appear to be bottoming, if not improving. Financial conditions are easing, global manufacturing purchasing managers’ indexes are marginally higher with encouraging underlying details, global trade data appear to be improving, and the latest business surveys in Germany provide early signs of a bottom in activity. In the U.S., the Federal Reserve is on a dovish hold following three rate cuts since the end of July, with the bar set high for any future rate hike. In Europe, the ECB has reiterated that loose policy will continue, and many central banks in emerging markets continue to cut or remain on hold. China is continuing to offer marginal monetary stimulus, which may provide a lagged impact of policy easing while growth indicators stabilize. Against this backdrop of global central bank loosening and possible growth stabilization, policy and trade uncertainty (e.g., U.S.-China and Brexit) appears to be declining.

The Federal Reserve has provided a credible policy response after overtightening in 2018. The implementation of a repurchase program, even if temporary, combined with renewed expansion of the balance sheet addresses issues in the funding markets that have appeared periodically over the past year. Additionally, the Fed’s three rate cuts this year have provided sufficient, and needed, accommodation to an economy reacting to both tight monetary conditions and tightening fiscal policies via trade tariffs. Trade headlines continue to sway markets, but with a U.S.-China phase one trade deal progressing, pressure from trade tariffs should move lower, albeit slowly. Both monetary and fiscal policy have moved from hurtful to helpful, which may support markets in the near to intermediate term.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF BOND INVESTING

Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. Mortgage-backed securities are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which is an increase in interest rates that causes a fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This could increase the fund’s sensitivity to rising interest rates and its potential for price declines.

Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.

BENCHMARK INFORMATION

Note: Bloomberg Index Services Ltd. Copyright © 2019, Bloomberg Index Services Ltd. Used with permission.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS‡

(Amounts in 000s)

	Par/Shares	$ Value
CORPORATE BONDS 29.5%		
FINANCIAL INSTITUTIONS 5.8%		
Banking 3.1%		
AIB Group, VR, 4.263%, 4/10/25 (1)(2)	2,920	3,069
Arion Banki, 1.00%, 3/20/23 (EUR)	2,949	3,278
Banco Comercial Portugues, VR, 4.50%, 12/7/27 (EUR) (1)(3)	2,800	3,216
Banco de Bogota, 4.375%, 8/3/27	1,200	1,262
Banco de Bogota, 4.375%, 8/3/27 (2)	1,000	1,052
Banco Santander, VR, 6.75% (EUR) (1)(4)	2,000	2,405
Barclays, VR, 7.875% (1)(3)(4)	2,235	2,397
Capital One Financial, 0.80%, 6/12/24 (EUR)	1,750	1,956
Credit Agricole, 3.25%, 10/4/24 (2)	2,225	2,293
Danske Bank, 2.00%, 9/8/21 (2)	1,745	1,737
Danske Bank, 5.375%, 1/12/24 (2)	3,120	3,414
FirstRand Bank, VR, 6.25%, 4/23/28 (1)	3,100	3,300
HDFC Bank, 8.10%, 3/22/25 (INR)	150,000	2,120
Morgan Stanley, 4.10%, 5/22/23	3,575	3,767
Synchrony Financial, 2.85%, 7/25/22	1,565	1,580
UniCredit, VR, 9.25% (EUR) (1)(4)	1,810	2,303
		39,149
Brokerage Asset Managers Exchanges 0.2%		
LHC3, 4.125%, 8/15/24 (EUR) (5)	2,205	2,514
		2,514
Finance Companies 0.5%		
Avolon Holdings Funding, 4.375%, 5/1/26 (2)	1,120	1,178
GE Capital European Funding, 2.625%, 3/15/23 (EUR)	3,330	3,930
GE Capital International Funding, 4.418%, 11/15/35	1,620	1,736
		6,844

Financial Other 1.8%		
ADO Properties, 1.50%, 7/26/24 (EUR)	4,200	4,591
Cabot Financial Luxembourg, 7.50%, 10/1/23 (GBP)	2,540	3,404
Housing Development Finance, 6.875%, 4/30/20 (INR)	180,000	2,532
LeasePlan, 2.875%, 10/24/24 (2)	8,500	8,489
LeasePlan, VR, 7.375% (EUR) (1)(4)	1,485	1,814
Louvre Bidco, 4.25%, 9/30/24 (EUR) (3)	1,515	1,699
		22,529
Insurance 0.2%		
Centene, 4.25%, 12/15/27 (2)	970	997
Centene, 4.625%, 12/15/29 (2)	890	932
		1,929
Total Financial Institutions		72,965
INDUSTRIAL 22.3%		
Basic Industry 2.2%		
ABJA Investment, 5.45%, 1/24/28	2,500	2,408
Braskem Finance, 7.375% (4)	5,900	5,964
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (2)	1,410	1,396
Consolidated Energy Finance, 6.50%, 5/15/26 (2)	1,785	1,669
Constellium, 6.625%, 3/1/25 (2)(3)	2,695	2,813
Israel Chemicals, 6.375%, 5/31/38 (2)	2,500	2,969
Kraton Polymers, 5.25%, 5/15/26 (EUR)	1,375	1,556
Sasol Financing USA, 5.875%, 3/27/24	2,950	3,176
Suzano Austria, 5.00%, 1/15/30	2,400	2,482
Suzano Austria, 6.00%, 1/15/29	2,825	3,137
		27,570
Capital Goods 0.4%		
Ardagh Packaging Finance, 6.75%, 5/15/24 (EUR)	900	1,041
General Electric, Series D, VR, 5.00% (1)(3)(4)	1,235	1,203
Mauser Packaging Solutions Holding, 7.25%, 4/15/25 (2)	1,300	1,237
Trivium Packaging Finance, 3.75%, 8/15/26 (EUR) (2)	270	313

Victoria, 5.25%, 7/15/24 (EUR) (2)(3)	1,535	1,768
		5,562
Communications 5.3%		
Altice Financing, 7.50%, 5/15/26 (2)	1,500	1,592
Altice Finco, 8.125%, 1/15/24 (2)	10	10
Altice France, 3.375%, 1/15/28 (EUR) (2)	885	993
Altice France, 5.875%, 2/1/27 (EUR)	1,700	2,084
Altice Luxembourg, 7.625%, 2/15/25 (2)	1,605	1,659
Arqiva Broadcast Finance, 6.75%, 9/30/23 (GBP)	1,160	1,599
Axtel, 6.375%, 11/14/24 (2)	5,450	5,619
Bharti Airtel International Netherlands, 5.35%, 5/20/24	2,400	2,521
C&W Senior Financing, 6.875%, 9/15/27 (2)	4,015	4,248
C&W Senior Financing, 7.50%, 10/15/26 (2)	1,450	1,560
CSC Holdings, 6.50%, 2/1/29 (2)	2,315	2,578
Empresa Nacional de Telecomunicaciones, 4.75%, 8/1/26	2,600	2,693
Empresa Nacional de Telecomunicaciones, 4.875%, 10/30/24	2,750	2,851
Globo Comunicacao e Participacoes, 4.843%, 6/8/25	500	518
Globo Comunicacao e Participacoes, 5.125%, 3/31/27	5,100	5,320
Intelsat Jackson Holdings, 8.50%, 10/15/24 (2)	1,200	993
Intelsat Jackson Holdings, 9.50%, 9/30/22 (2)	2,255	2,520
LCPR Senior Secured Financing, 6.75%, 10/15/27 (2)	2,140	2,196
MDC Partners, 6.50%, 5/1/24 (2)	1,950	1,775
MTN Mauritius Investments, 4.755%, 11/11/24 (3)	3,225	3,315
Netflix, 4.625%, 5/15/29 (EUR)	2,250	2,742
SBA Tower Trust, 2.836%, 1/15/25 (2)	3,585	3,619
Summer BidCo, 9.00%, 11/17/25 (EUR)	1,500	1,727
Turk Telekomunikasyon, 6.875%, 2/28/25 (2)	3,100	3,311
Virgin Media Receivables Financing Notes, 5.75%, 4/15/23 (GBP)	1,365	1,801
Virgin Media Secured Finance, 4.875%, 1/15/27 (GBP)	1,880	2,480
Zayo Group, 5.75%, 1/15/27 (2)	2,230	2,283

Zayo Group, 6.375%, 5/15/25	1,820	1,881
		66,488
Consumer Cyclical 2.7%		
AMC Entertainment Holdings, 5.875%, 11/15/26 (3)	1,335	1,202
Country Garden Holdings, 8.00%, 1/27/24 (3)	5,250	5,740
eG Global Finance, 4.375%, 2/7/25 (EUR) (2)	1,015	1,105
Ford Motor Credit, 3.336%, 3/18/21	3,375	3,392
Ford Motor Credit, 3.813%, 10/12/21	2,310	2,343
Panther BF Aggregator 2, 6.25%, 5/15/26 (2)	2,825	2,995
QVC, 5.125%, 7/2/22	2,010	2,113
Shimao Property Holdings, 6.125%, 2/21/24	5,300	5,638
Volkswagen Group of America Finance, 2.70%, 9/26/22 (2)	1,760	1,776
Walgreens Boots Alliance, 2.125%, 11/20/26 (EUR)	2,650	3,007
WW International, 8.625%, 12/1/25 (2)(3)	2,830	2,972
Yanlord Land, 6.75%, 4/23/23	1,200	1,219
		33,502
Consumer Non-Cyclical 5.4%		
AbbVie, 2.95%, 11/21/26 (2)	2,885	2,911
AbbVie, 3.20%, 11/21/29 (2)	4,250	4,298
Albertsons, 5.75%, 3/15/25	1,660	1,702
Albertsons, 7.50%, 3/15/26 (2)	1,885	2,088
Altria Group, 1.00%, 2/15/23 (EUR)	5,310	5,925
Avantor, 4.75%, 10/1/24 (EUR)	2,490	2,918
Avantor, 9.00%, 10/1/25 (2)	3,705	4,140
B&G Foods, 5.25%, 4/1/25	1,520	1,535
B&G Foods, 5.25%, 9/15/27 (3)	1,065	1,044
Bausch Health, 9.00%, 12/15/25 (2)	715	806
Bausch Health Americas, 8.50%, 1/31/27 (2)	1,815	2,055
Becton Dickinson Euro Finance, 1.208%, 6/4/26 (EUR)	2,315	2,610
Bunge Finance Europe, 1.85%, 6/16/23 (EUR)	3,980	4,538
Cigna, 4.125%, 11/15/25	3,435	3,699

CVS Health, 3.00%, 8/15/26 (3)	400	408
CVS Health, 3.70%, 3/9/23	3,290	3,422
DH Europe Finance, 0.45%, 3/18/28 (EUR)	900	977
DH Europe Finance, 0.75%, 9/18/31 (EUR)	1,245	1,342
Energizer Gamma Acquisition, 4.625%, 7/15/26 (EUR)	1,535	1,786
Hasbro, 3.55%, 11/19/26	2,375	2,382
Health & Happiness H&H International Holdings, 5.625%, 10/24/24	980	1,008
Hill-Rom Holdings, 4.375%, 9/15/27 (2)	750	769
Minerva Luxembourg, 6.50%, 9/20/26	2,700	2,852
Mriya Farming, EC, 0.50%, 12/31/25 (2)(6)	293	17
Sigma Alimentos, 4.125%, 5/2/26	5,560	5,805
Sigma Holdco, 5.75%, 5/15/26 (EUR)	2,015	2,199
Tenet Healthcare, 6.875%, 11/15/31	1,350	1,272
Thermo Fisher Scientific, 0.125%, 3/1/25 (EUR)	980	1,067
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)	1,320	1,428
		67,003
Energy 2.8%		
DCP Midstream Operating, 6.75%, 9/15/37 (2)	355	367
DCP Midstream Operating, VR, 5.85%, 5/21/43 (1)(2)	535	492
Diamondback Energy, 2.875%, 12/1/24	1,885	1,881
Diamondback Energy, 3.25%, 12/1/26	1,295	1,293
Diamondback Energy, 5.375%, 5/31/25	2,800	2,944
Nabors Industries, 4.625%, 9/15/21	361	340
NGL Energy Partners, 7.50%, 4/15/26 (2)	1,750	1,566
Occidental Petroleum, 3.20%, 8/15/26	350	352
Occidental Petroleum, 4.40%, 8/15/49 (3)	515	522
Peru LNG, 5.375%, 3/22/30	2,300	2,244
QEP Resources, 5.25%, 5/1/23	1,875	1,781
QEP Resources, 5.375%, 10/1/22	1,025	1,002
Seven Generations Energy, 5.375%, 9/30/25 (2)	4,760	4,671
Seven Generations Energy, 6.75%, 5/1/23 (2)	275	282

Tallgrass Energy Partners, 5.50%, 1/15/28 (2)	3,010	2,792
Targa Resources Partners, 6.875%, 1/15/29 (2)	2,515	2,710
Transcanada Trust, Series 17-A, VR, 4.65%, 5/18/77 (CAD) (1)	3,585	2,617
Whiting Petroleum, 5.75%, 3/15/21	1,290	1,174
Woodside Finance, 4.50%, 3/4/29 (2)	2,785	3,044
WPX Energy, 5.25%, 10/15/27	2,275	2,275
		34,349
Industrial Other 0.2%		
SM Investments, 4.875%, 6/10/24	2,300	2,428
		2,428
Technology 1.6%		
Baidu, 3.875%, 9/29/23	1,155	1,203
Baidu, 4.375%, 3/29/28	2,000	2,186
Fidelity National Information Services, 2.602%, 5/21/25 (GBP)	3,890	5,264
Micron Technology, 4.64%, 2/6/24	3,200	3,432
Micron Technology, 4.663%, 2/15/30	2,920	3,124
Solera, 10.50%, 3/1/24 (2)	4,555	4,749
		19,958
Transportation 1.7%		
Emirates Airline, 4.50%, 2/6/25	5,644	5,792
Hertz, 7.125%, 8/1/26 (2)	2,760	2,943
ICTSI Treasury, 4.625%, 1/16/23	600	626
ICTSI Treasury, 5.875%, 9/17/25	4,600	5,060
Latam Finance, 7.00%, 3/1/26	5,400	5,742
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32	1,630	1,621
		21,784
Total Industrial		278,644
UTILITY 1.4%		
Electric 1.4%		
AES Gener, VR, 7.125%, 3/26/79 (1)(2)	5,500	5,684
Edison International, 3.125%, 11/15/22	475	476

Edison International, 3.55%, 11/15/24	2,270	2,282
Enel Americas, 4.00%, 10/25/26 (3)	5,500	5,656
Enel Chile, 4.875%, 6/12/28	2,700	2,976
Total Utility		17,074
Total Corporate Bonds (Cost $363,304)		**368,683**

ASSET-BACKED SECURITIES 3.1%

Car Loan 0.7%

AmeriCredit Automobile Receivables Trust Series 2016-4, Class D 2.74%, 12/8/22	565	569
AmeriCredit Automobile Receivables Trust Series 2018-1, Class D 3.82%, 3/18/24	1,265	1,313
Avis Budget Rental Car Funding AESOP Series 2019-1A, Class C 4.53%, 3/20/23 (2)	990	1,019
CarMax Auto Owner Trust Series 2017-1, Class D 3.43%, 7/17/23	625	633
Ford Credit Auto Owner Trust Series 2019-1, Class B 3.82%, 7/15/30 (2)	2,170	2,279
Santander Drive Auto Receivables Trust Series 2018-2, Class D 3.88%, 2/15/24	2,245	2,298
SMART Trust Series 2016-2US, Class A4A 2.05%, 12/14/22	840	838
		8,949

Other Asset-Backed Securities 2.3%

Applebee's Funding Series 2019-1A, Class A2I 4.194%, 6/7/49 (2)	1,590	1,609
Barings Series 2016-2A, Class AR, CLO, FRN 3M USD LIBOR + 1.08%, 3.046%, 7/20/28 (2)	1,520	1,520

Benefit Street Partners Series 2014-IVA, Class A2RR, CLO, FRN 3M USD LIBOR + 1.75%, 3.716%, 1/20/29 (2)	1,050	1,050
Betony 2 Series 2018-1A, Class C, CLO, FRN 3M USD LIBOR + 2.90%, 4.836%, 4/30/31 (2)	5,075	4,794
BlueMountain Series 2012-2A, Class AR2, CLO, FRN 3M USD LIBOR + 1.05%, 2.949%, 11/20/28 (2)	3,730	3,723
Carlyle U.S. Series 2016-4A, Class CR, CLO, FRN 3M USD LIBOR + 2.80%, 4.766%, 10/20/27 (2)	1,845	1,657
CBAM Series 2019-9A, Class A, CLO, FRN 3M USD LIBOR + 1.28%, 3.281%, 2/12/30 (2)	2,120	2,118
Golub Capital Partners Series 2018-39A, Class A1, CLO, FRN 3M USD LIBOR + 1.15%, 3.116%, 10/20/28 (2)	1,940	1,937
Hilton Grand Vacations Trust Series 2014-AA, Class A 1.77%, 11/25/26 (2)	96	96
Hilton Grand Vacations Trust Series 2017-AA, Class B 2.96%, 12/26/28 (2)	212	212
Madison Park Funding XXXIII Series 2019-33A, Class A, CLO, FRN 3M USD LIBOR + 1.33%, 3.174%, 10/15/32 (2)	2,385	2,385
Madison Park Funding XXXVII Series 2019-37A, Class A1, CLO, FRN 3M USD LIBOR + 1.30%, 3.603%, 7/15/32 (2)	700	702
Magnetite XXIII Series 2019-23A, Class A, CLO, FRN 3M USD LIBOR + 1.30%, 3.17%, 10/25/32 (2)	2,205	2,203
MVW Owner Trust Series 2013-1A, Class A 2.15%, 4/22/30 (2)	32	32
MVW Owner Trust Series 2014-1A, Class A 2.25%, 9/22/31 (2)	53	53
MVW Owner Trust Series 2017-1A, Class B 2.75%, 12/20/34 (2)	122	122

MVW Owner Trust Series 2017-1A, Class C 2.99%, 12/20/34 (2)	148	147
OZLM VIII Series 2014-8A, Class A2RR, CLO, FRN 3M USD LIBOR + 1.80%, 3.802%, 10/17/29 (2)	1,670	1,655
Southwick Park Series 2019-4A, Class A1, CLO, FRN 3M USD LIBOR + 1.30%, 3.466%, 7/20/32 (2)	2,820	2,817
		28,832
Student Loan 0.1%		
Navient Private Education Loan Trust Series 2017-A, Class B 3.91%, 12/16/58 (2)	805	836
		836
Total Asset-Backed Securities (Cost $38,449)		**38,617**

BANK LOANS 4.5% (7)

FINANCIAL INSTITUTIONS 0.2%

Insurance 0.2%		
HUB International, FRN, 3M USD LIBOR + 2.75%, 4.69%, 4/25/25	3,100	3,055
Total Financial Institutions		3,055

INDUSTRIAL 4.3%

Capital Goods 0.4%		
Summit Materials, FRN, 3M USD LIBOR + 2.00%, 3.702%, 11/21/24	4,975	4,987
		4,987
Communications 1.4%		
Altice France, FRN, 3M USD LIBOR + 4.00%, 5.765%, 8/14/26	3,092	3,066
Asurion, FRN, 3M USD LIBOR + 6.50%, 8.202%, 8/4/25	2,360	2,377
Charter Communications Operating, FRN, 1M USD LIBOR + 1.75%, 3.45%, 2/1/27	4,975	4,995
Intelsat Jackson Holdings, 6.625%, 1/2/24	780	778

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 7.9%

Collateralized Mortgage Obligations 6.1%

Angel Oak Mortgage Trust I Series 2019-1, Class A1, CMO, ARM 3.92%, 11/25/48 (2)	1,770	1,794
Angel Oak Mortgage Trust I Series 2019-2, Class M1, CMO, ARM 4.065%, 3/25/49 (2)	2,815	2,874
Bayview Opportunity Master Fund IVa Trust Series 2017-SPL5, Class A, CMO, ARM 3.50%, 6/28/57 (2)	189	192
COLT Mortgage Loan Trust Series 2018-1, Class A3, CMO, ARM 3.084%, 2/25/48 (2)	40	40
COLT Mortgage Loan Trust Series 2019-1, Class A3, CMO, ARM 4.012%, 3/25/49 (2)	1,878	1,894
COLT Mortgage Loan Trust Series 2019-2, Class A3, CMO, ARM 3.541%, 5/25/49 (2)	1,861	1,867
Connecticut Avenue Securities Series 2018-C04, Class 2M2, CMO, ARM 1M USD LIBOR + 2.55%, 4.258%, 12/25/30	1,670	1,691
Connecticut Avenue Securities Series 2018-C05, Class 1M2, CMO, ARM 1M USD LIBOR + 2.35%, 4.058%, 1/25/31	2,385	2,404
Connecticut Avenue Securities Series 2018-R07, Class 1M2, CMO, ARM 1M USD LIBOR + 2.40%, 4.108%, 4/25/31 (2)	3,020	3,046
Connecticut Avenue Securities Trust Series 2019-R06, Class 2M2, CMO, ARM 1M USD LIBOR + 2.10%, 3.808%, 9/25/39 (2)	2,995	3,009
Deephaven Residential Mortgage Trust Series 2018-3A, Class M1, CMO, ARM 4.357%, 8/25/58 (2)	1,680	1,699
Deephaven Residential Mortgage Trust Series 2019-2A, Class A3, CMO, ARM 3.763%, 4/25/59 (2)	743	751

Deephaven Residential Mortgage Trust Series 2019-2A, Class M1, CMO, ARM 3.921%, 4/25/59 (2)	1,190	1,211
Freddie Mac Whole Loan Securities Trust Series 2017-SC01, Class M1, CMO, ARM 3.589%, 12/25/46 (2)	1,120	1,125
Freddie Mac Whole Loan Securities Trust Series 2017-SC02, Class M1, CMO, ARM 3.831%, 5/25/47 (2)	310	312
Galton Funding Mortgage Trust Series 2018-1, Class A33, CMO, ARM 3.50%, 11/25/57 (2)	793	799
Homeward Opportunities Fund I Trust Series 2019-1, Class A3, CMO, ARM 3.606%, 1/25/59 (2)	1,073	1,084
Homeward Opportunities Fund I Trust Series 2019-1, Class M1, CMO, ARM 3.951%, 1/25/59 (2)	1,075	1,091
Homeward Opportunities Fund I Trust Series 2019-2, Class B1, CMO, ARM 4.087%, 9/25/59 (2)	2,250	2,254
Homeward Opportunities Fund I Trust Series 2019-3, Class M1, CMO, ARM 3.518%, 11/25/59 (2)	3,135	3,135
Mill City Mortgage Loan Trust Series 2016-1, Class A1, CMO, ARM 2.50%, 4/25/57 (2)	68	68
Mill City Mortgage Loan Trust Series 2018-1, Class A1, CMO, ARM 3.25%, 5/25/62 (2)	687	700
New Residential Mortgage Loan Trust Series 2018-NQM1, Class A2, CMO, ARM 4.087%, 11/25/48 (2)	1,395	1,416
New Residential Mortgage Loan Trust Series 2019-NQM1, Class A3, CMO, ARM 3.928%, 1/25/49 (2)	1,301	1,318
New Residential Mortgage Loan Trust Series 2019-NQM2, Class A2, CMO, ARM 3.701%, 4/25/49 (2)	2,341	2,369
New Residential Mortgage Loan Trust Series 2019-NQM5, Class M1, CMO, ARM 3.444%, 11/25/59 (2)	2,300	2,295

Seasoned Credit Risk Transfer Trust Series 2017-2, Class M1, CMO, ARM 4.00%, 8/25/56 (2)	740	748
Sequoia Mortgage Trust Series 2018-CH3, Class A19, CMO, ARM 4.50%, 8/25/48 (2)	842	868
Sequoia Mortgage Trust Series 2018-CH4, Class A19, CMO, ARM 4.50%, 10/25/48 (2)	856	882
SG Residential Mortgage Trust Series 2019-3, Class A3, CMO, ARM 3.082%, 9/25/59 (2)	1,117	1,116
Starwood Mortgage Residential Trust Series 2019-1, Class A3, CMO, ARM 3.299%, 6/25/49 (2)	2,474	2,481
Starwood Mortgage Residential Trust Series 2019-IMC1, Class M1, CMO, ARM 4.094%, 2/25/49 (2)	1,425	1,447
Starwood Mortgage Residential Trust Series 2019-INV1, Class B1, CMO, ARM 3.657%, 9/27/49 (2)	2,065	2,065
Structured Agency Credit Risk Debt Notes Series 2016-DNA1, Class M2, CMO, ARM 1M USD LIBOR + 2.90%, 4.608%, 7/25/28	76	76
Structured Agency Credit Risk Debt Notes Series 2017-SPI1, Class M2, CMO, ARM 3.98%, 9/25/47 (2)	675	669
Structured Agency Credit Risk Debt Notes Series 2018-DNA1, Class M2AT, CMO, ARM 1M USD LIBOR + 1.05%, 2.758%, 7/25/30	4,165	4,157
Structured Agency Credit Risk Debt Notes Series 2018-HQA1, Class M2AS, CMO, ARM 1M USD LIBOR + 1.10%, 2.808%, 9/25/30	4,165	4,141
Structured Agency Credit Risk Debt Notes Series 2018-SPI3, Class M2, CMO, ARM 4.156%, 8/25/48 (2)	920	925
Structured Agency Credit Risk Debt Notes Series 2019-DNA3, Class M2, CMO, ARM 1M USD LIBOR + 2.05%, 3.758%, 7/25/49 (2)	1,570	1,573
Towd Point Mortgage Trust Series 2015-3, Class A1B, CMO, ARM 3.00%, 3/25/54 (2)	102	102

Towd Point Mortgage Trust Series 2017-1, Class M1, CMO, ARM 3.75%, 10/25/56 (2)	1,035	1,076
Towd Point Mortgage Trust Series 2017-4, Class A1, CMO, ARM 2.75%, 6/25/57 (2)	712	719
Towd Point Mortgage Trust Series 2017-6, Class A1, CMO, ARM 2.75%, 10/25/57 (2)	710	716
Towd Point Mortgage Trust Series 2019-1, Class A1, CMO, ARM 3.75%, 3/25/58 (2)	1,102	1,149
Verus Securitization Trust Series 2018-3, Class M1, CMO, ARM 4.595%, 10/25/58 (2)	2,050	2,101
Verus Securitization Trust Series 2019-1, Class A1, CMO, ARM 3.836%, 2/25/59 (2)	2,372	2,399
Verus Securitization Trust Series 2019-4, Class B1, CMO, ARM 3.86%, 11/25/59 (2)	2,625	2,624
Verus Securitization Trust Series 2019-INV1, Class B1, CMO 4.991%, 12/25/59 (2)	2,365	2,415
Verus Securitization Trust Series 2019-INV3, Class B2, CMO, ARM 4.791%, 11/25/59 (2)	1,075	1,075
		75,962
Commercial Mortgage-Backed Securities 1.8%		
280 Park Avenue Mortgage Trust Series 2017-280P, Class B, ARM 1M USD LIBOR + 1.08%, 2.845%, 9/15/34 (2)	995	995
Ashford Hospitality Trust Series 2018-ASHF, Class C, ARM 1M USD LIBOR + 1.40%, 3.165%, 4/15/35 (2)	500	499
BFLD Series 2019-DPLO, Class C, ARM 1M USD LIBOR + 1.54%, 3.305%, 10/15/34 (2)	1,830	1,825
BX Trust Series 2018-GW, Class C, ARM 1M USD LIBOR + 1.22%, 2.985%, 5/15/35 (2)	1,040	1,040

Cantor Commercial Real Estate Lending Series 2019-CF1, Class 65B, ARM 4.14%, 5/15/52 (2)	1,055	1,086
CGGS Commercial Mortgage Trust Series 2018-WSS, Class B, ARM 1M USD LIBOR + 1.10%, 2.865%, 2/15/37 (2)	550	548
Citigroup Commercial Mortgage Trust Series 2015-P1, Class B, ARM 4.432%, 9/15/48	560	601
Commercial Mortgage Trust Series 2014-CR14, Class B, ARM 4.785%, 2/10/47	1,390	1,502
Commercial Mortgage Trust Series 2015-CR25, Class C, ARM 4.695%, 8/10/48	950	994
Commercial Mortgage Trust Series 2015-PC1, Class B, ARM 4.584%, 7/10/50	1,500	1,604
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class E, ARM 1M USD LIBOR + 2.15%, 3.915%, 5/15/36 (2)	2,555	2,560
CSAIL Commercial Mortgage Trust Series 2016-C6, Class C, ARM 5.089%, 1/15/49	1,065	1,146
DC Office Series 2019-MTC, Class D, ARM 3.174%, 9/15/45 (2)	1,455	1,448
Great Wolf Trust Series 2017-WOLF, Class C, ARM 1M USD LIBOR + 1.32%, 3.085%, 9/15/34 (2)	1,325	1,325
Hilton Orlando Trust Series 2018-ORL, Class B, ARM 1M USD LIBOR + 1.05%, 2.815%, 12/15/34 (2)	940	940
InTown Hotel Portfolio Trust Series 2018-STAY, Class C, ARM 1M USD LIBOR + 1.25%, 3.015%, 1/15/33 (2)	2,030	2,025
JPMorgan Barclays Bank Commercial Mortgage Securities Trust, Series 2015-C28, Class B 3.986%, 10/15/48	1,105	1,151

JPMorgan Chase Commercial Mortgage Securities Trust Series 2017-JP5, Class AS, ARM 3.876%, 3/15/50	655	698
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34, Class C, ARM 4.325%, 11/15/52	535	562
		22,549
Total Non-U.S. Government Mortgage-Backed Securities (Cost $97,457)		**98,511**

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 8.0%

U.S. Government Agency Obligations 6.2% (8)

Federal Home Loan Mortgage		
4.00%, 10/1/40 - 12/1/41	371	400
4.50%, 6/1/39 - 5/1/42	64	70
5.00%, 11/1/36 - 8/1/40	76	83
5.50%, 10/1/38	7	8
Federal Home Loan Mortgage, UMBS, 4.50%, 3/1/49	2,789	2,930
Federal National Mortgage Assn., UMBS		
3.00%, 9/1/32 - 12/1/34	32,051	32,889
3.50%, 11/1/45 - 10/1/49	15,258	15,882
4.00%, 1/1/41 - 8/1/49	2,848	3,000
4.50%, 7/1/39 - 9/1/48	11,574	12,477
5.00%, 7/1/33 - 8/1/49	6,187	6,715
5.50%, 4/1/35 - 5/1/44	1,025	1,157
6.00%, 4/1/35 - 2/1/39	186	213
6.50%, 9/1/36 - 8/1/37	43	49
UMBS, TBA, 4.00%, 1/1/50 (9)	1,685	1,750
		77,623

U.S. Government Obligations 1.8%

Government National Mortgage Assn.		
3.00%, 9/20/49	2,138	2,158
3.50%, 9/15/41 - 2/20/48	8,055	8,443

4.00%, 9/20/40 - 8/20/49	6,409	6,707
4.50%, 3/20/47 - 6/20/49	1,541	1,625
5.00%, 3/20/41 - 6/20/49	2,746	2,927
Government National Mortgage Assn., CMO, IO		
4.00%, 2/20/43	89	12
4.50%, 11/20/39 - 12/20/39	46	1
		21,873
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $98,084)		**99,496**

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 0.9%

U.S. Treasury Obligations 0.9%

U.S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25	11,708	11,731
Total U.S. Treasury Obligations		**11,731**
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $11,749)		**11,731**

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 42.0%

Government Sponsored 0.1%

First Abu Dhabi Bank, VR, 5.25% (1)(4)	1,700	1,719
		1,719

Owned No Guarantee 5.7%

1MDB Global Investments, 4.40%, 3/9/23	4,500	4,348
China Development Bank, 3.68%, 2/26/26 (CNY)	80,000	11,459
China Development Bank, 4.24%, 8/24/27 (CNY)	30,000	4,425
China Development Bank, 4.88%, 2/9/28 (CNY)	10,000	1,536
Citgo Holding, 9.25%, 8/1/24 (2)	2,700	2,835
Ecopetrol, 4.125%, 1/16/25	5,400	5,645
Eskom Holdings SOC, 5.75%, 1/26/21	6,650	6,652
Eskom Holdings SOC, 6.75%, 8/6/23	1,500	1,511
Eskom Holdings SOC, 7.125%, 2/11/25	1,675	1,691

Export-Import Bank of India, 8.375%, 7/24/25 (INR)	49,000	715
Islandsbanki, 1.125%, 4/12/22 (EUR)	3,350	3,758
KazMunayGas National, 4.75%, 4/19/27	5,200	5,686
Landsbankinn, 1.00%, 5/30/23 (EUR)	3,450	3,845
Mexico City Airport Trust, 5.50%, 7/31/47	1,400	1,405
NTPC, 7.25%, 5/3/22 (INR)	50,000	700
NTPC, 7.375%, 8/10/21 (INR)	60,000	834
Perusahaan Gas Negara, 5.125%, 5/16/24 (2)	200	217
Perusahaan Gas Negara, 5.125%, 5/16/24	2,125	2,308
Petroleos de Venezuela, 6.00%, 5/16/24 (10)(11)	770	60
Petroleos de Venezuela, 9.00%, 11/17/21 (10)(11)	510	41
Petroleos de Venezuela, 12.75%, 2/17/22 (10)(11)	15	1
Petroleos Mexicanos, 6.50%, 3/13/27	3,455	3,615
Petroleos Mexicanos, 7.69%, 1/23/50 (2)(3)	1,180	1,269
Saudi Arabian Oil, 3.50%, 4/16/29 (2)	4,400	4,590
Saudi Arabian Oil, 4.375%, 4/16/49 (2)	1,000	1,095
Syngenta Finance, 3.933%, 4/23/21 (2)	1,420	1,443
		71,684
Sovereign 2.5%		
Commonwealth of Bahamas, 6.00%, 11/21/28 (2)	1,140	1,247
Government of Bermuda, 4.75%, 2/15/29 (2)	4,610	5,199
Republic of Albania, 3.50%, 10/9/25 (EUR)	1,500	1,803
Republic of Albania, 3.50%, 10/9/25 (EUR) (2)	1,490	1,791
Republic of Argentina, 3.375%, 1/15/23 (EUR)	2,400	1,006
Republic of Argentina, 7.50%, 4/22/26	2,472	1,079
Republic of Croatia, 3.875%, 5/30/22 (EUR)	2,275	2,747
Republic of El Salvador, 7.375%, 12/1/19	7,450	7,450
Republic of Romania, 2.875%, 3/11/29 (EUR)	696	862
Republic of Serbia, 1.50%, 6/26/29 (EUR) (2)	2,460	2,757
Republic of Sri Lanka, 6.25%, 10/4/20	2,000	2,023
Republic of Sri Lanka, 6.25%, 7/27/21	1,600	1,608

Republic of Venezuela, 6.00%, 12/9/20 (10)(11)	205	24
Republic of Venezuela, 7.75%, 10/13/19 (10)(11)	400	47
Socialist Republic of Vietnam, 6.75%, 1/29/20	1,450	1,457
		31,100
Supranational 1.8%		
European Bank for Reconstruction & Development, 6.25%, 7/25/22 (IDR)	123,500,000	8,701
European Investment Bank, 1.25%, 5/12/25 (SEK)	120,500	13,183
		21,884
Treasuries 31.9%		
Arab Republic of Egypt Treasury Bills, 15.70%, 2/11/20 (EGP)	116,600	7,019
Arab Republic of Egypt Treasury Bills, 15.969%, 1/14/20 (EGP)	99,900	6,083
Arab Republic of Egypt Treasury Bills, 16.149%, 1/28/20 (EGP)	26,900	1,636
Arab Republic of Egypt Treasury Bills, 16.629%, 1/7/20 (EGP)	55,200	3,385
Bonos de la Tesoreria de la Republica, 4.00%, 3/1/23 (CLP) (2)	10,200,000	13,349
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (CLP) (2)	15,710,000	22,250
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25 (BRL)	64,530	17,455
Bundesobligation, 0.00%, 10/13/23 (EUR)	4,500	5,082
Government of Canada, 1.50%, 6/1/23 (CAD)	13,930	10,468
Government of France, 0.23%, 3/25/24 (EUR)	5,800	6,527
Government of India, 8.12%, 12/10/20 (INR)	163,000	2,335
Government of India, 8.24%, 2/15/27 (INR)	270,000	4,093
Government of India, 8.40%, 7/28/24 (INR)	94,540	1,430
Government of India, 9.15%, 11/14/24 (INR)	870,000	13,565
Government of Japan, 0.10%, 3/20/22 (JPY)	1,800,000	16,561
Government of Japan, 0.60%, 6/20/37 (JPY)	1,106,000	10,825
Government of Japan, 0.60%, 12/20/46 (JPY)	252,700	2,450
Government of Japan, 1.20%, 12/20/34 (JPY)	213,600	2,271
Government of Malaysia, 3.80%, 8/17/23 (MYR)	67,200	16,452
Government of Malaysia, 4.736%, 3/15/46 (MYR)	17,475	4,669
Government of Malaysia, 4.921%, 7/6/48 (MYR)	4,470	1,234

Government of Thailand, 2.125%, 12/17/26 (THB)	183,000	6,312
Government of Thailand, 4.875%, 6/22/29 (THB)	186,500	7,953
Government of the United Kingdom, 1.625%, 10/22/71 (GBP)	2,515	3,947
Italy Buoni Poliennali del Tesoro, 1.50%, 6/1/25 (EUR)	8,765	10,051
Italy Buoni Poliennali del Tesoro, 2.80%, 3/1/67 (EUR)	6,893	8,101
People's Republic of China, 3.13%, 4/13/22 (CNY)	30,000	4,311
People's Republic of China, 3.25%, 6/6/26 (CNY)	50,000	7,162
People's Republic of China, 3.60%, 9/6/25 (CNY)	10,000	1,465
People's Republic of China, 4.00%, 6/24/69 (CNY)	10,000	1,464
Republic of Cyprus, 2.375%, 9/25/28 (EUR)	10,113	12,859
Republic of Cyprus, 2.75%, 2/26/34 (EUR)	917	1,240
Republic of Cyprus, 2.75%, 5/3/49 (EUR)	1,080	1,532
Republic of Cyprus, 3.875%, 5/6/22 (EUR)	2,870	3,462
Republic of Cyprus, 4.25%, 11/4/25 (EUR)	2,155	2,922
Republic of Indonesia, 8.125%, 5/15/24 (IDR)	95,000,000	7,166
Republic of Indonesia, 9.00%, 3/15/29 (IDR)	37,052,000	2,951
Republic of Ireland, 1.35%, 3/18/31 (EUR)	10,629	13,226
Republic of Romania, 4.25%, 6/28/23 (RON)	42,795	9,976
Republic of Romania, 5.00%, 2/12/29 (RON)	4,460	1,062
Republic of Romania, 5.80%, 7/26/27 (RON)	26,440	6,622
Republic of Serbia, 5.75%, 7/21/23 (RSD)	786,110	8,278
Republic of Serbia, 10.00%, 2/5/22 (RSD)	507,100	5,570
Republic of Slovenia, 1.50%, 3/25/35 (EUR)	1,525	1,925
Republic of South Africa, 7.75%, 2/28/23 (ZAR)	101,180	6,975
Republic of South Africa, 10.50%, 12/21/26 (ZAR)	203,860	15,409
Republic of Sri Lanka Treasury Bills, 7.692%, 5/29/20 (LKR)	300,000	1,599
Republic of Sri Lanka Treasury Bills, 8.022%, 7/31/20 (LKR)	140,000	736
Republic of Sri Lanka Treasury Bills, 8.072%, 8/28/20 (LKR)	160,000	835
Republic of Sri Lanka Treasury Bills, 10.499%, 2/28/20 (LKR)	264,000	1,434
Republic of Sri Lanka Treasury Bills, 10.501%, 1/24/20 (LKR)	209,000	1,143
Republic of Sri Lanka Treasury Bills, 10.529%, 12/6/19 (LKR)	38,000	210

State of Israel, 1.75%, 8/31/25 (ILS)	27,145	8,368
State of Israel, 5.50%, 1/31/42 (ILS)	36,865	18,025
United Mexican States, 6.50%, 6/9/22 (MXN)	470,000	23,843
United Mexican States, 8.00%, 12/7/23 (MXN)	387,000	20,528
		397,801
Total Foreign Government Obligations & Municipalities (Cost $518,518)		**524,188**
COMMON STOCKS 0.0%		
INDUSTRIAL 0.0%		
Communications 0.0%		
T-Mobile USA, CVR, 6.50%, 1/15/26 (6)(11)	1,725	22
		22
Industrial Other 0.0%		
Mriya Farming (GBP) (6)	1	–
Mriya Farming, Recovery Certificates (EUR) (6)	128	2
		2
Total Industrial		24
Total Common Stocks (Cost $–)		**24**
CONVERTIBLE PREFERRED STOCKS 0.2%		
INDUSTRIAL 0.2%		
Energy 0.2%		
Targa Resources, Series A, 9.50% Acquisition Date: 11/27/19, Cost $1,774 (4)(12)	2	1,797
Total Industrial		**1,797**
Total Convertible Preferred Stocks (Cost $1,774)		**1,797**
SHORT-TERM INVESTMENTS 2.6%		
Money Market Funds 2.0%		
T. Rowe Price Government Reserve Fund, 1.65% (13)(14)	24,828	24,828
Total Money Market Funds		24,828

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.

(1) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.

(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $294,306 and represents 23.6% of net assets.

(3) See Note 4. All or a portion of this security is on loan at November 30, 2019.

(4) Perpetual security with no stated maturity date.

(5) Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.

(6) See Note 2. Level 3 in fair value hierarchy.

(7) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.

(8) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including UMBS, currently operate under a federal conservatorship.

(9) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $1,750 and represents 0.1% of net assets.

(10) Security is in default or has failed to make a scheduled interest and/or principal payment.

(11) Non-income producing

(12) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $1,797 and represents 0.1% of net assets.

(13) Affiliated Companies

(14) Seven-day yield

(15) At November 30, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

1M USD LIBOR One month USD LIBOR (London interbank offered rate)

3M USD LIBOR Three month USD LIBOR (London interbank offered rate)

6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)

ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.

BRL Brazilian Real

CAD Canadian Dollar

CLO Collateralized Loan Obligation

CLP Chilean Peso

CMO Collateralized Mortgage Obligation

CNH Offshore China Renminbi

CNY China Renminbi

(Amounts in 000s, except Market Price)

SWAPS 0.5%

Description	Notional Amount	$ Value	Upfront Payments/ $ (Receipts)**	Unrealized $ Gain/(Loss)
BILATERAL SWAPS 0.0%				
Credit Default Swaps, Protection Sold 0.0%				
Bank of America, Protection Sold (Relevant Credit: Hellenic Republic, 4.30%, 2/24/24, 112.98 EUR*), Receive 1.00% Quarterly, Pay Upon credit default, 6/20/22	3,400	15	(80)	95
Barclays Bank, Protection Sold (Relevant Credit: Cardinal Health, 4.63%, 12/15/20, $102.52*), Receive 1.00% Quarterly, Pay Upon credit default, 12/20/24	6,045	(15)	(162)	147
Barclays Bank, Protection Sold (Relevant Credit: General Electric, 2.70%, 10/09/22, $100.71*), Receive 1.00% Quarterly, Pay Upon credit default, 12/20/24	3,200	15	(53)	68
Barclays Bank, Protection Sold (Relevant Credit: Hellenic Republic, 4.30%, 2/24/24, 112.98 EUR*), Receive 1.00% Quarterly, Pay Upon credit default, 6/20/24	4,400	(71)	(247)	176
Barclays Bank, Protection Sold (Relevant Credit: Hellenic Republic, 4.30%, 2/24/24, 112.98 EUR*), Receive 1.00% Quarterly, Pay Upon credit default, 12/20/21	2,070	15	(98)	113
Barclays Bank, Protection Sold (Relevant Credit: Hellenic Republic, 4.30%, 2/24/24, 112.98 EUR*), Receive 1.00% Quarterly, Pay Upon credit default, 12/20/20	2,070	15	(42)	57
Total Bilateral Credit Default Swaps, Protection Sold			**(682)**	**656**
Total Return Swaps 0.0%				
Barclays Bank, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 2.156% (3M USD LIBOR) Quarterly, 3/20/20	25,000	(56)	(91)	35
Credit Suisse, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 2.156% (3M USD LIBOR) Quarterly, 12/20/19	22,000	173	(28)	201

JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 2.156% (3M USD LIBOR) Quarterly, 3/20/20	4,665	39	(6)	45
Morgan Stanley, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 2.156% (3M USD LIBOR) Quarterly, 3/20/20	9,335	43	(16)	59
Morgan Stanley, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total Return Index At Maturity, Pay Variable 2.156% (3M USD LIBOR) Quarterly, 9/20/20	24,000	49	(46)	95
Total Bilateral Total Return Swaps			**(187)**	**435**
Total Bilateral Swaps			**(869)**	**1,091**

Description	Notional Amount	$ Value	Initial $ Value**	$ Unrealized Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.5%				
Credit Default Swaps, Protection Sold 0.6%				
Protection Sold (Relevant Credit: Markit iTraxx Crossover-S32, 5 Year Index), Receive 5.00% Quarterly, Pay Upon credit default, 12/20/24 (EUR)	55,090	8,584	7,191	1,393
Total Centrally Cleared Credit Default Swaps, Protection Sold				**1,393**
Interest Rate Swaps (0.1)%				
5 Year Interest Rate Swap, Pay Fixed 1.590% Semi-Annually, Receive Variable 1.953% (3M USD LIBOR) Quarterly, 10/22/24	13,300	(4)	–	(4)
10 Year Interest Rate Swap, Pay Fixed 1.660% Semi-Annually, Receive Variable 2.159% (3M USD LIBOR) Quarterly, 9/23/29	52,800	228	–	228
10 Year Interest Rate Swap, Pay Fixed 1.715% Annually, Receive Variable 1.790% (6M PLN WIBOR) Semi-Annually, 9/24/29 (PLN)	23,200	(9)	–	(9)

(Amounts in 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Settlement	Receive		Deliver			Unrealized Gain/(Loss)
Bank of America	12/6/19	USD	10,102	CNH	71,451	$	(59)
Bank of America	12/13/19	USD	6,679	ZAR	102,722		(318)
Bank of America	1/10/20	USD	6,647	ZAR	102,722		(322)
Bank of America	1/14/20	ILS	113,754	USD	32,658		162
Bank of America	1/17/20	RON	2,633	USD	609		(3)
Bank of America	2/14/20	PLN	4,188	USD	1,082		(13)
Bank of America	3/6/20	USD	519	THB	15,681		(1)
Barclays Bank	12/6/19	THB	117,531	USD	3,888		2
Barclays Bank	1/10/20	USD	3,287	ZAR	51,361		(198)
Barclays Bank	1/16/20	KRW	24,498,309	USD	21,041		(273)
Barclays Bank	1/16/20	USD	7,482	IDR	107,770,498		(110)
Barclays Bank	1/16/20	USD	10,469	KRW	12,455,922		(90)
Barclays Bank	3/6/20	USD	1,889	CLP	1,487,301		33
Barclays Bank	3/6/20	USD	3,890	THB	117,531		(7)
BNP Paribas	12/3/19	BRL	12,144	USD	2,875		(7)
BNP Paribas	12/3/19	USD	2,899	BRL	12,144		32
BNP Paribas	12/6/19	CLP	17,876,803	USD	23,064		(812)
BNP Paribas	12/6/19	MYR	4,010	USD	957		2
BNP Paribas	12/6/19	USD	24,116	CLP	18,002,660		1,708
BNP Paribas	12/6/19	USD	2,999	MYR	12,655		(29)
BNP Paribas	12/6/19	USD	1,258	THB	38,590		(19)
BNP Paribas	12/13/19	USD	4,226	ZAR	65,288		(221)
BNP Paribas	12/13/19	ZAR	181,035	USD	12,012		320
BNP Paribas	1/16/20	INR	400,543	USD	5,604		(47)
BNP Paribas	1/24/20	USD	23,111	JPY	2,491,771		243
BNP Paribas	2/21/20	USD	7,919	GBP	6,151		(58)
BNP Paribas	3/3/20	USD	5,366	BRL	22,938		(29)
BNP Paribas	3/6/20	USD	16,467	CLP	12,977,435		269
Citibank	12/6/19	CNH	90,939	USD	12,961		(29)
Citibank	12/6/19	THB	117,531	USD	3,889		1
Citibank	12/6/19	USD	3,045	CNH	21,652		(34)
Citibank	12/6/19	USD	2,521	THB	77,186		(34)
Citibank	12/13/19	USD	6,632	ZAR	102,722		(365)
Citibank	12/13/19	ZAR	3,922	USD	266		1
Citibank	1/14/20	USD	15,406	ILS	53,791		(114)
Citibank	1/16/20	USD	3,753	IDR	53,885,250		(43)
Citibank	1/17/20	RON	4,454	USD	1,029		(5)
Citibank	1/17/20	USD	1,323	RON	5,646		25
Citibank	1/17/20	USD	2,296	RSD	244,248		6
Citibank	2/21/20	USD	46,011	EUR	41,477		46
Citibank	2/21/20	USD	21,083	EUR	19,046		(24)
Citibank	3/6/20	USD	12,927	CNH	90,939		27
Citibank	3/6/20	USD	3,891	THB	117,531		(6)
Credit Suisse	12/6/19	CLP	6,090,097	USD	7,814		(234)
Credit Suisse	1/16/20	USD	7,510	IDR	107,770,500		(83)
Goldman Sachs	12/3/19	BRL	6,072	USD	1,446		(12)
Goldman Sachs	12/3/19	USD	1,437	BRL	6,072		4

Goldman Sachs	12/6/19	USD	6,085	CNH	43,304	$ (73)
Goldman Sachs	1/16/20	USD	5,210	KRW	6,227,962	(70)
Goldman Sachs	1/24/20	USD	2,726	MXN	53,659	6
Goldman Sachs	3/3/20	USD	1,440	BRL	6,072	11
HSBC Bank	12/3/19	BRL	13,662	USD	3,264	(38)
HSBC Bank	12/3/19	USD	3,234	BRL	13,662	8
HSBC Bank	12/6/19	MYR	61,113	USD	14,638	(15)
HSBC Bank	12/6/19	USD	4,485	CLP	3,216,013	482
HSBC Bank	12/6/19	USD	14,338	CNH	101,765	(134)
HSBC Bank	12/6/19	USD	12,004	MYR	50,620	(109)
HSBC Bank	12/6/19	USD	2,525	THB	77,186	(30)
HSBC Bank	1/10/20	USD	3,296	ZAR	51,361	(188)
HSBC Bank	1/16/20	USD	423	IDR	5,992,775	1
HSBC Bank	1/24/20	JPY	1,606,705	USD	14,895	(150)
HSBC Bank	1/24/20	USD	27,349	MXN	534,077	277
HSBC Bank	2/21/20	EUR	1,796	USD	1,989	1
HSBC Bank	2/21/20	USD	780	EUR	702	2
HSBC Bank	3/3/20	USD	3,251	BRL	13,662	37
HSBC Bank	3/6/20	USD	14,614	MYR	61,113	27
JPMorgan Chase	12/3/19	BRL	12,144	USD	2,875	(7)
JPMorgan Chase	12/3/19	USD	2,901	BRL	12,144	33
JPMorgan Chase	12/6/19	USD	8,954	CLP	6,432,026	948
JPMorgan Chase	12/6/19	USD	1,394	THB	42,099	1
JPMorgan Chase	1/14/20	ILS	3,733	USD	1,064	14
JPMorgan Chase	1/14/20	ILS	1,377	USD	400	(3)
JPMorgan Chase	1/14/20	USD	482	ILS	1,670	—
JPMorgan Chase	1/16/20	USD	5,221	KRW	6,227,961	(58)
JPMorgan Chase	1/17/20	RON	1,505	USD	349	(3)
JPMorgan Chase	1/17/20	RSD	38,164	USD	360	(3)
JPMorgan Chase	1/24/20	JPY	267,973	USD	2,487	(28)
JPMorgan Chase	1/24/20	MXN	7,383	USD	376	(2)
JPMorgan Chase	1/24/20	USD	557	CAD	732	6
JPMorgan Chase	2/21/20	USD	514	EUR	465	(1)
JPMorgan Chase	3/6/20	USD	2,486	CNH	17,500	3
Morgan Stanley	12/6/19	CNH	77,947	USD	11,108	(24)
Morgan Stanley	1/16/20	USD	29,536	INR	2,128,675	3
Morgan Stanley	3/6/20	USD	11,078	CNH	77,947	21
NatWest Bank	2/21/20	USD	132	EUR	118	1
Standard Chartered	12/6/19	USD	441	MYR	1,847	(1)
Standard Chartered	1/16/20	IDR	4,974,043	USD	351	(1)
Standard Chartered	1/16/20	KRW	204,837	USD	172	2
State Street	12/3/19	BRL	4,554	USD	1,081	(5)
State Street	12/3/19	USD	1,078	BRL	4,554	3
State Street	12/6/19	USD	3,068	CNH	21,652	(11)
State Street	1/10/20	USD	3,313	ZAR	51,361	(172)
State Street	1/14/20	USD	7,694	ILS	26,895	(65)
State Street	1/24/20	USD	13,074	CAD	17,114	184
State Street	1/24/20	USD	3,955	MXN	76,733	65

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Multi-Sector Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide high income and some capital appreciation. The fund has three classes of shares: the Global Multi-Sector Bond Fund (Investor Class), the Global Multi-Sector Bond Fund–Advisor Class (Advisor Class), and the Global Multi-Sector Bond Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $1 million initial investment minimum, although the minimum generally is waived for retirement plans, financial intermediaries, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity. Certain prior year amounts in the accompanying financial statements and financial highlights have been restated to conform to current year presentation.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared by each class daily and paid monthly. A capital gain distribution may also be declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.

New Accounting Guidance In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended November 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at November 30, 2019, totaled less than $1,000 for the six months ended November 30, 2019.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended November 30, 2019, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2019, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2019, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Counterparty Risk and Collateral The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).

MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.

The following table summarizes the fund’s derivatives at the reporting date by loss exposure to each counterparty, clearinghouse or clearing firm after consideration of collateral, if any. Exchange-traded and centrally cleared derivatives that settle variation margin daily are presented at the variation margin receivable or payable on the reporting date, and exchange-traded options are presented at value.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian.

While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were traded, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions.

Forward Currency Exchange Contracts The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It uses forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2019, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 34% and 41% of net assets.

Futures Contracts The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2019, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 5% and 43% of net assets.

Options The fund is subject to foreign currency exchange rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and Options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; movements in the underlying asset values, currency values and credit ratings; and, for options written, potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2019, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 11% of net assets.

Swaps The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.

Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2019, the notional amount of protection sold by the fund totaled $76,275,000 (6.1% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

During the six months ended November 30, 2019, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 15% and 22% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging and Frontier Markets The fund may invest, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, generally have economic structures that are less diverse and mature, and political systems that are less stable, than developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. Investing in frontier markets is significantly riskier than investing in other countries, including emerging markets.

Noninvestment-Grade Debt The fund may invest, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Collateralized Loan Obligations The fund may invest in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations The fund may enter into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.

To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2019, no collateral had been posted by the fund to counterparties for MSFTA Transactions.

Bank Loans The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

Securities Lending The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2019, the value of loaned securities was $15,781,000; the value of cash collateral and related investments was $16,397,000.

Mortgage-Backed Securities The fund may invest in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also may invest in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.

Other Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $475,161,000 and $276,327,000, respectively, for the six months ended November 30, 2019. Purchases and sales of U.S. government securities aggregated $366,303,000 and $357,889,000, respectively, for the six months ended November 30, 2019.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At November 30, 2019, the cost of investments for federal income tax purposes was $1,241,226,000. Net unrealized gain aggregated $15,066,000 at period-end, of which $25,117,000 related to appreciated investments and $10,051,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.265% for assets in excess of $650 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2019, the effective annual group fee rate was 0.29%.

The Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended November 30, 2019 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $67,000 remain subject to repayment by the fund at November 30, 2019. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended November 30, 2019, expenses incurred pursuant to these service agreements were $36,000 for Price Associates; $166,000 for T. Rowe Price Services, Inc.; and $9,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2019, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www.troweprice.com/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Effective for reporting periods on or after March 1, 2019, a fund, except a money market fund, files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 1, 2019, a fund, including a money market fund, filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A money market fund files detailed month-end portfolio holdings information on Form N-MFP with the SEC each month and posts a complete schedule of portfolio holdings on its website (troweprice.com) as of each month-end for the previous six months. A fund’s Forms N-PORT, N-MFP, and N-Q are available electronically on the SEC’s website (sec.gov).

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Multi-Sector Bond Fund, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2020

		By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date	January 16, 2020